Shareholders’ Equity (Details) - Schedule of non-controlling interest - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of non-controlling interest [Abstract]
Total	$ 42,239,392	$ 3,122,250
GMB (Beijing) [Member]
Schedule of non-controlling interest [Abstract]
Total	4,313	5,365
GMB Culture [Member]
Schedule of non-controlling interest [Abstract]
Total	2,997	25,613
Jiagui Haifeng [Member]
Schedule of non-controlling interest [Abstract]
Total	(710)	(13)
Shidong Trading [Member]
Schedule of non-controlling interest [Abstract]
Total		(35)
GMB Consulting [Member]
Schedule of non-controlling interest [Abstract]
Total	13,270	14,477
Shidong Cloud [Member]
Schedule of non-controlling interest [Abstract]
Total	42,389
Sunrise Guxian [Member]
Schedule of non-controlling interest [Abstract]
Total	(39,323)
GMB Technology [Member]
Schedule of non-controlling interest [Abstract]
Total	(186,539)	(185,377)
Sunrise Guizhou [Member]
Schedule of non-controlling interest [Abstract]
Total	$ 42,402,995	$ 3,262,220